Earnings Per Share	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Earnings per Share

NOTE 6 EARNINGS PER SHARE

Basic earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares, both adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

Shares outstanding at December 31, 2011, as well as the weighted average number of shares used in basic and diluted earnings per share as of the beginning of 2011 and all prior periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation. See Note 15 — Common Shareholders' Equity for additional information.

The amounts used in computing earnings per share and the effects of potentially dilutive securities on income and the weighted average number of Common and Series A Common Shares are as follows:

Year Ended December 31,	2012	2011	2010
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders Net income available to common shareholders of TDS used in basic earnings per share	$81,811	$200,516	$144,799

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(461)	(795)	(512)
Preferred dividend adjustment (2)	-	49	49
Net income available to common shareholders of TDS used in diluted earnings per share	$81,350	$199,770	$144,336

Weighted average number of shares used in basic earnings per share
Common Shares	101,532	101,471	102,947
Series A Common Shares	7,139	7,091	7,069
Total	108,671	108,562	110,016

Effects of dilutive securities:
Stock options	11	262	229
Restricted stock units	255	214	195
Preferred shares	-	60	48

Weighted average number of shares used in diluted earnings per share	108,937	109,098	110,488

Basic earnings per share attributable to TDS shareholders	$0.75	$1.85	$1.32

Diluted earnings per share attributable to TDS shareholders	$0.75	$1.83	$1.31

(1)	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular’s income computed as if all of U.S. Cellular’s issuable securities were outstanding.

(2)	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

(Shares in thousands)	2012	2011	2010

Stock options	8,130	3,785	4,105

Restricted stock units	154	141	88

Convertible preferred shares	57	-	-